Derivative financial instruments - Derivatives held for trading (Details) - Barclays Bank Group [member] - GBP (£) £ in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of detailed information about financial instruments [line items]
Notional amount	£ 44,037,099	£ 35,923,730
At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	222,522	237,741
Derivative liabilities held for trading	(219,527)	(237,242)
Held for trading [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	43,920,658	35,747,945
Held for trading [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	15,766,442	13,665,135
Held for trading [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	16,239,255	13,634,894
Held for trading [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,914,961	8,447,916
Held for trading [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	222,522	237,741
Derivative liabilities held for trading	(219,527)	(237,242)
Held for trading [member] | At fair value [member] | Subsidiaries [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	0	0
Derivative liabilities held for trading	0	0
Held for trading [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	204,751	219,170
Derivative liabilities held for trading	(200,604)	(216,919)
Held for trading [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,317	9,236
Derivative liabilities held for trading	(5,527)	(9,294)
Held for trading [member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	12,454	9,335
Derivative liabilities held for trading	(13,396)	(11,029)
Held for trading [member] | Foreign exchange derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,296,935	4,824,779
Held for trading [member] | Foreign exchange derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	5,200,824	4,740,895
Held for trading [member] | Foreign exchange derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	72,526	59,618
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	64,152	55,026
Derivative liabilities held for trading	(64,072)	(53,460)
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	63,982	54,389
Derivative liabilities held for trading	(63,832)	(52,845)
Held for trading [member] | Foreign exchange derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	163	607
Derivative liabilities held for trading	(233)	(585)
Held for trading [member] | Foreign exchange derivatives [member] | Forward contract [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	3,465,171	3,131,184
Held for trading [member] | Foreign exchange derivatives [member] | Forward contract [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	32,584	26,534
Derivative liabilities held for trading	(33,055)	(26,177)
Held for trading [member] | Foreign exchange derivatives [member] | Currency swaps [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,182,800	1,103,555
Held for trading [member] | Foreign exchange derivatives [member] | Currency swaps [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	27,139	23,799
Derivative liabilities held for trading	(25,972)	(22,003)
Held for trading [member] | Foreign exchange derivatives [member] | Options bought and sold [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	552,853	506,156
Held for trading [member] | Foreign exchange derivatives [member] | Options bought and sold [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,259	4,056
Derivative liabilities held for trading	(4,805)	(4,665)
Held for trading [member] | Foreign exchange derivatives [member] | Futures and options bought and sold [Member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	23,585	24,266
Held for trading [member] | Foreign exchange derivatives [member] | Futures and options bought and sold [Member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	7	30
Derivative liabilities held for trading	(7)	(30)
Held for trading [member] | Interest rate derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	36,860,734	29,249,376
Held for trading [member] | Interest rate derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	9,978,858	8,333,381
Held for trading [member] | Interest rate derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	15,794,162	13,271,435
Held for trading [member] | Interest rate derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	125,292	152,838
Derivative liabilities held for trading	(120,632)	(145,664)
Held for trading [member] | Interest rate derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	123,962	148,801
Derivative liabilities held for trading	(119,295)	(141,916)
Held for trading [member] | Interest rate derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	974	3,675
Derivative liabilities held for trading	(1,014)	(3,390)
Held for trading [member] | Interest rate derivatives [member] | Forward contract [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	342,883	268,277
Held for trading [member] | Interest rate derivatives [member] | Forward contract [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	171	87
Derivative liabilities held for trading	(306)	(88)
Held for trading [member] | Interest rate derivatives [member] | Interest rate swaps [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	7,343,450	5,680,651
Held for trading [member] | Interest rate derivatives [member] | Interest rate swaps [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	102,869	121,479
Derivative liabilities held for trading	(96,400)	(112,193)
Held for trading [member] | Interest rate derivatives [member] | Options bought and sold [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	2,292,525	2,384,453
Held for trading [member] | Interest rate derivatives [member] | Options bought and sold [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	20,922	27,235
Derivative liabilities held for trading	(22,589)	(29,635)
Held for trading [member] | Interest rate derivatives [member] | Futures and options bought and sold [Member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,087,714	7,644,560
Held for trading [member] | Interest rate derivatives [member] | Futures and options bought and sold [Member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	356	362
Derivative liabilities held for trading	(323)	(358)
Held for trading [member] | Credit derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	759,075	715,741
Held for trading [member] | Credit derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	386,508	411,900
Held for trading [member] | Credit derivatives [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	372,567	303,841
Held for trading [member] | Credit derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	10,755	12,743
Derivative liabilities held for trading	(9,519)	(11,552)
Held for trading [member] | Credit derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	6,575	7,789
Derivative liabilities held for trading	(5,239)	(6,233)
Held for trading [member] | Credit derivatives [member] | At fair value [member] | Cleared by central counterparty [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,180	4,954
Derivative liabilities held for trading	(4,280)	(5,319)
Held for trading [member] | Equity and stock index derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	882,931	794,401
Held for trading [member] | Equity and stock index derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	190,496	161,739
Held for trading [member] | Equity and stock index derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	20,882	14,698
Derivative liabilities held for trading	(23,896)	(24,119)
Held for trading [member] | Equity and stock index derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	9,711	7,497
Derivative liabilities held for trading	(11,830)	(15,069)
Held for trading [member] | Equity and stock index derivatives [member] | Swaps and forwards [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	132,656	103,283
Held for trading [member] | Equity and stock index derivatives [member] | Swaps and forwards [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	5,169	2,235
Derivative liabilities held for trading	(4,111)	(5,478)
Held for trading [member] | Equity and stock index derivatives [member] | Options bought and sold [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	57,840	58,456
Held for trading [member] | Equity and stock index derivatives [member] | Options bought and sold [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	4,542	5,262
Derivative liabilities held for trading	(7,719)	(9,591)
Held for trading [member] | Equity and stock index derivatives [member] | Futures and options bought and sold [Member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	692,435	632,662
Held for trading [member] | Equity and stock index derivatives [member] | Futures and options bought and sold [Member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	11,171	7,201
Derivative liabilities held for trading	(12,066)	(9,050)
Held for trading [member] | Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	120,983	163,648
Held for trading [member] | Commodity derivatives [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	9,756	17,220
Held for trading [member] | Commodity derivatives [member] | At fair value [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	1,441	2,436
Derivative liabilities held for trading	(1,408)	(2,447)
Held for trading [member] | Commodity derivatives [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	521	694
Derivative liabilities held for trading	(408)	(856)
Held for trading [member] | Commodity derivatives [member] | Swaps and forwards [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	8,108	12,755
Held for trading [member] | Commodity derivatives [member] | Swaps and forwards [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	495	662
Derivative liabilities held for trading	(374)	(753)
Held for trading [member] | Commodity derivatives [member] | Options bought and sold [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	1,648	4,465
Held for trading [member] | Commodity derivatives [member] | Options bought and sold [member] | At fair value [member] | OTC derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	26	32
Derivative liabilities held for trading	(34)	(103)
Held for trading [member] | Commodity derivatives [member] | Futures and options bought and sold [Member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Notional amount	111,227	146,428
Held for trading [member] | Commodity derivatives [member] | Futures and options bought and sold [Member] | At fair value [member] | Exchange traded derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Derivative assets held for trading	920	1,742
Derivative liabilities held for trading	£ (1,000)	£ (1,591)